Parent-Only Financial Statements, Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	$ 21,938	$ 22,894	$ 23,057
Other comprehensive income (loss), net of tax:
Investment securities	(2,929)	(3,039)	2,361
Derivatives and hedging activities	(531)	287	253
Defined benefit plans adjustment	8	(248)	(650)
Wells Fargo other comprehensive income (loss), net of tax	(3,434)	(3,221)	2,132
Wells Fargo comprehensive income	18,504	19,673	25,189
Parent Company [Member]
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	21,938	22,894	23,057
Other comprehensive income (loss), net of tax:
Investment securities	(76)	52	142
Derivatives and hedging activities	0	0	12
Defined benefit plans adjustment	(20)	(254)	(633)
Equity in other comprehensive income (loss) of subsidiaries	(3,338)	(3,019)	2,611
Wells Fargo other comprehensive income (loss), net of tax	(3,434)	(3,221)	2,132
Wells Fargo comprehensive income	$ 18,504	$ 19,673	$ 25,189